Fair Value Measurement (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2017	Sep. 30, 2016
Fair Value of Financial Instruments [Line Items]
Investments in financial instruments	$ 404,584,000	$ 233,491,000
Changes in fair value of short-term investments	12,900,000	9,300,000	$ 9,400,000
Aggregate notional amount of foreign exchange forward	10,000,000	100,000,000		$ 50,000,000	$ 100,000,000
Changes in fair value of forward contracts	(7,200,000)	3,000,000
Cash outflows under forward contracts	3,500,000	0
Changes in fair value of investments in debt securities	$ 0	$ 0	$ (1,500,000)
MoboTap [Member]
Fair Value of Financial Instruments [Line Items]
Percentage of disposed equity interests		51.00%